UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.1%
Banco Macro SA - ADR	204,700	$5,064,278
Cresud SA Sponsored - ADR	550,000	6,963,000
IRSA Inversiones y Representaciones SA - ADR	639,900	6,482,187
Pampa Energia SA - ADR	662,800	7,416,732
Telecom Argentina SA - ADR	206,900	4,334,555
Tenaris SA - ADR	826,118	32,433,393
		62,694,145
Australia — 1.2%
Asciano Ltd.	5,105,933	25,466,118
BHP Billiton Ltd.	4,448,612	176,202,053
CSL Ltd.	1,671,034	55,134,381
Newcrest Mining Ltd.	4,583,410	164,055,811
Orica Ltd.	1,253,429	32,934,073
Rio Tinto Ltd.	1,823,981	133,825,027
Telstra Corp. Ltd.	8,408,767	29,720,657
		617,338,120
Austria — 0.0%
Telekom Austria AG	945,154	11,028,405
Belgium — 0.0%
RHJ International (a)	4,080,524	18,564,269
RHJ International - ADR (a)	899,200	4,096,305
		22,660,574
Brazil — 2.5%
Banco do Brasil SA	1,874,788	29,175,530
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	2,800,879	117,023,905
Cia Energetica de Minas Gerais - ADR	2,807,152	56,816,756
Cosan Ltd.	7,054,771	90,583,260
Cyrela Brazil Realty SA	5,563,664	51,522,484
Hypermarcas SA	13,170,368	80,053,404
Itau Unibanco Holding SA, Preference Shares	3,812,642	76,636,897
MRV Engenharia e Participacoes SA	9,532,017	73,377,764
OGX Petroleo e Gas Participacoes SA (a)	2,718,900	25,754,233
Petroleo Brasileiro SA - ADR	12,556,946	350,715,502
Qualicorp SA (a)	4,322,720	42,776,917
SLC Agricola SA	4,483,818	41,060,604
Telefonica Brasil - ADR	5,696,877	158,601,056
Tractebel Energia SA	1,440,860	25,020,428
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	1,072,500	7,194,196
Vale SA, Preference ‘A’ Shares	3,497,500	85,455,743
		1,311,768,679

Common Stocks	Shares	Value
Canada — 2.8%
Agnico-Eagle Mines Ltd.	1,524,700	$57,023,780
Alamos Gold, Inc.	2,908,910	59,588,123
Bank of Nova Scotia	435,700	22,391,165
Barrick Gold Corp.	3,242,288	159,715,107
BCE, Inc.	129,900	5,299,920
Brookfield Asset Management, Inc., Class A	1,427,200	43,486,784
Canadian Natural Resources Ltd.	1,858,419	73,611,977
Canadian Pacific Railway Ltd.	808,768	57,681,051
Detour Gold Corp. (a)	1,174,020	32,807,460
Eldorado Gold Corp.	6,654,257	100,805,988
Goldcorp, Inc.	5,393,252	260,979,464
IAMGOLD Corp.	3,461,614	57,947,418
IAMGOLD Corp., International African Mining Gold Corp.	2,176,169	36,309,272
Katanga Mining Ltd. (a)	6,547,093	8,292,419
Kinross Gold Corp. (b)	2,089,979	23,595,863
Kinross Gold Corp.	5,264,487	59,486,025
Osisko Mining Corp. (a)	2,764,300	32,972,004
Potash Corp. of Saskatchewan, Inc.	1,043,942	48,793,849
Rogers Communications, Inc., Class B	1,195,617	45,971,474
Rogers Communications, Inc., Class B	156,000	5,997,606
Silver Wheaton Corp.	2,364,658	84,205,471
Sino-Forest Corp. (a)	2,463,590	24,570
Suncor Energy, Inc.	2,784,192	95,907,043
Talisman Energy, Inc.	2,336,670	27,917,928
Teck Resources Ltd., Class B	202,976	8,589,944
TELUS Corp.	392,270	22,111,400
The Toronto-Dominion Bank	98,500	7,617,124
Valeant Pharmaceuticals International, Inc. (a)(c)	566,700	27,479,283
		1,466,609,512
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA - ADR (b)	462,000	27,137,880
China — 1.1%
Beijing Enterprises Holdings Ltd.	20,677,732	119,789,866
Chaoda Modern Agriculture Holdings Ltd. (b)	118,119,394	3,661,697
China BlueChemical Ltd.	31,636,800	24,005,406
China Life Insurance Co. Ltd. - ADR (b)	226,832	9,966,998
China Mobile Ltd.	3,707,100	37,885,801
China Shenhua Energy Co. Ltd., Class H	6,758,083	29,680,001
China Telecom Corp. Ltd.	34,205,900	19,190,135
China Unicom Ltd. (c)	13,332,100	24,538,026
CSR Corp. Ltd. (b)	10,336,200	6,798,947
Dongfang Electric Co. Ltd. (b)	7,368,700	21,754,327
Dongfeng Motor Group Co. Ltd.	9,464,700	17,685,818
Guangshen Railway Co. Ltd. (b)	41,605,400	15,169,118

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China (concluded)
Guangzhou Automobile Group Co. Ltd.	22,567,379	$24,478,356
Haitian International Holdings Ltd.	9,842,600	10,280,177
Huaneng Power International, Inc.	39,805,800	24,119,010
Jiangsu Express	18,108,200	18,010,644
Mindray Medical International Ltd. - ADR	275,600	8,201,856
Ping An Insurance Group Co. of China Ltd.	2,204,800	17,436,357
Shanghai Electric Group Co. Ltd.	49,030,600	22,511,641
Shanghai Pharmaceuticals Holding Co. Ltd. (a)(d)	12,907,100	21,357,334
Sinopharm Group Co. (b)	15,472,700	36,685,468
Tianjin Development Holdings Ltd. (a)(e)	88,279,743	48,093,080
Tianjin Port Development Holdings Ltd.	133,635,300	18,727,724
Zhongsheng Group Holdings Ltd. (b)	15,608,500	31,168,864
		611,196,651
Egypt — 0.1%
Telecom Egypt	12,073,827	30,242,148
France — 1.5%
Atos Origin SA	271,500	13,668,578
AXA SA	4,136,100	62,978,902
BNP Paribas SA	2,185,483	92,957,999
Essilor International SA	1,163,991	85,379,034
Eutelsat Communications	839,000	31,171,791
France Telecom SA	2,494,260	37,496,487
LVMH Moet Hennessy Louis Vuitton SA	432,495	70,065,264
Sanofi-Aventis	1,089,524	80,780,417
Sanofi-Aventis - ADR	150,928	5,603,957
Societe Generale SA	1,016,955	27,186,281
Technip SA	225,220	21,216,383
Total SA	2,232,739	118,339,045
Total SA - ADR	2,312,769	122,507,374
Vivendi SA	1,172,167	24,591,384
		793,942,896
Germany — 2.3%
Allianz AG, Registered Shares	564,610	62,241,230
BASF SE	2,983,828	230,170,308
Bayer AG, Registered Shares	1,465,185	102,924,537
Bayerische Motoren Werke AG	526,710	45,198,911
Beiersdorf AG (c)	133,560	8,033,050
Daimler AG, Registered Shares	1,451,010	80,534,793
Deutsche Bank AG - ADR	259,300	11,069,517
Deutsche Bank AG, Registered Shares	699,460	29,802,905
Deutsche Telekom AG, Registered Shares	6,864,727	77,340,635
Fresenius Medical Care AG	1,375,782	98,359,513
Infineon Technologies AG	4,389,240	40,222,992
Kabel Deutschland Holding AG (a)	754,030	39,390,414

Common Stocks	Shares	Value
Germany (concluded)
Lanxess AG	931,879	$60,930,937
Muenchener Rueckversicherungs AG, Registered Shares	195,200	25,455,486
Siemens AG, Registered Shares	1,845,040	174,238,580
SMA Solar Technology AG (b)	151,900	9,402,483
Volkswagen AG, Preference Shares	731,490	130,016,287
		1,225,332,578
Hong Kong — 0.7%
AIA Group Ltd.	6,447,800	21,501,622
Cheung Kong Holdings Ltd.	2,629,700	35,367,543
Cheung Kong Infrastructure Holdings Ltd.	4,959,300	28,185,274
China Resources Gas Group Ltd. (b)	15,562,000	22,411,574
China Resources Power Holdings Co. Ltd.	19,346,000	37,758,264
Hutchison Whampoa Ltd.	4,651,897	44,156,445
The Link Real Estate Investment Trust	26,848,183	97,736,972
Mongolian Mining Corp. (a)	14,252,600	11,452,191
Wharf Holdings Ltd.	6,798,132	38,642,863
Yuanda China Holdings Ltd. (a)	135,653,000	18,704,085
		355,916,833
India — 0.5%
Adani Enterprises Ltd.	3,759,600	31,573,818
Adani Power Ltd. (a)	16,903,784	27,316,046
Bharat Heavy Electricals Ltd.	9,672,550	48,929,881
Housing Development Finance Corp.	5,946,510	83,809,448
Larsen & Toubro Ltd.	756,200	20,003,138
Reliance Industries Ltd.	2,954,270	48,706,837
		260,339,168
Indonesia — 0.1%
Bumi Resources Tbk PT	148,756,833	42,048,026
Telekomunikasi Indonesia Tbk PT	17,000,800	12,960,679
		55,008,705
Ireland — 0.1%
Covidien Plc	765,651	39,431,027
Israel — 0.3%
Check Point Software Technologies Ltd. (a)	139,400	7,846,826
Teva Pharmaceutical Industries Ltd. - ADR (c)	2,920,030	131,780,954
		139,627,780
Italy — 0.5%
Assicurazioni Generali SpA	927,099	14,490,600
Eni SpA
	5,058,330	112,076,597

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Italy (concluded)
Fiat Industrial SpA (a)	7,800,302	$76,655,598
Intesa Sanpaolo SpA	18,637,680	35,697,940
Telecom Italia SpA	13,061,270	13,310,110
		252,230,845
Japan — 6.9%
Aisin Seiki Co. Ltd.	835,790	26,458,988
Asahi Kasei Corp.	5,550,900	35,232,694
Astellas Pharma, Inc.	723,670	29,735,999
Bridgestone Corp.	2,190,700	50,125,537
Canon, Inc.	2,136,319	91,702,147
Daihatsu Motor Co. Ltd.	2,175,930	42,098,115
Daiwa House Industry Co. Ltd.	2,083,330	26,354,455
Denso Corp.	1,137,780	33,889,237
East Japan Railway Co.	2,147,273	139,366,448
Fanuc Ltd.	283,980	47,812,993
Fuji Heavy Industries Ltd.	13,299,190	90,608,892
Futaba Industrial Co. Ltd.	2,009,350	12,109,259
Hitachi Chemical Co. Ltd.	1,749,400	30,891,130
Hitachi Ltd.	5,329,500	29,647,145
Honda Motor Co. Ltd.	3,080,981	106,329,533
Hoya Corp.	2,996,917	63,703,159
Inpex Corp.	17,095	116,956,723
JGC Corp.	3,096,630	85,664,761
JSR Corp.	1,215,100	24,942,442
Kao Corp.	768,900	20,268,024
KDDI Corp.	12,471	79,196,289
Kinden Corp.	2,096,300	18,391,739
Kirin Holdings Co. Ltd.	4,193,710	51,602,328
Komatsu Ltd.	1,426,900	40,240,270
Kubota Corp.	10,280,510	92,973,361
Kuraray Co. Ltd.	2,940,920	42,830,938
Kyowa Hakko Kirin Co. Ltd.	3,847,300	47,499,200
Marubeni Corp.	7,539,700	52,143,806
Mitsubishi Corp.	7,213,830	164,968,074
Mitsubishi Tanabe Pharma Corp.	1,470,900	20,786,995
Mitsubishi UFJ Financial Group, Inc.	10,923,380	50,470,376
Mitsui & Co. Ltd.	8,576,034	145,787,385
Mitsui Fudosan Co. Ltd.	1,290,800	21,301,529
MS&AD Insurance Group Holdings, Inc.	3,398,962	69,861,720
Murata Manufacturing Co. Ltd.	961,240	55,017,331
Nintendo Co. Ltd.	393,200	53,399,254
Nippon Building Fund, Inc.	1,261	11,331,191
Nippon Electric Glass Co.	3,399,690	29,645,669
Nippon Telegraph & Telephone Corp.	1,833,750	91,990,496
NKSJ Holdings, Inc.	2,372,700	51,807,034
NTT DoCoMo, Inc.	113,973	202,671,315
NTT Urban Development Corp.	12,900	9,470,742
Okumura Corp.	7,158,620	31,190,553
Rinnai Corp.	481,275	33,476,501
Rohm Co. Ltd.	602,800	29,875,997
Shin-Etsu Chemical Co. Ltd.	2,389,940	124,458,702
Sony Financial Holdings, Inc.	1,437,200	23,960,264
Sumitomo Chemical Co. Ltd.	17,097,840	69,007,136

Common Stocks	Shares	Value
Japan (concluded)
Sumitomo Electric Industries Ltd.	1,573,000	$19,004,149
Sumitomo Mitsui Financial Group, Inc.	1,242,200	39,725,909
Suzuki Motor Corp.	6,012,408	137,416,991
TDK Corp.	798,900	38,155,120
Terumo Corp.	592,540	28,455,445
Toda Corp.	6,989,900	27,833,874
Toho Co. Ltd.	1,196,558	20,840,982
Tokio Marine Holdings, Inc.	5,520,421	138,585,485
Tokyo Gas Co. Ltd.	19,361,285	89,577,759
Toyota Industries Corp.	3,078,180	88,520,014
Toyota Motor Corp.	1,498,370	55,263,609
Ube Industries Ltd.	17,230,500	49,643,831
West Japan Railway Co.	1,028,300	43,694,438
Yahoo! Japan Corp.	88,331	27,027,456
Yamada Denki Co. Ltd.	677,080	43,319,816
		3,666,318,754
Kazakhstan — 0.1%
KazMunaiGas Exploration Production - GDR	3,748,500	59,226,251
Luxembourg — 0.0%
Millicom International Cellular SA	74,200	7,345,801
Malaysia — 0.4%
Axiata Group Bhd	62,497,253	95,903,288
British American Tobacco Malaysia Bhd	1,253,500	20,345,316
IOI Corp. Bhd	5,742,499	10,180,828
Telekom Malaysia Bhd	47,577,334	75,069,260
YTL Power International Bhd	21,524,779	13,084,221
		214,582,913
Mexico — 0.2%
America Movil SA de CV - ADR (f)	4,601,508	106,801,001
Fomento Economico Mexicano SA de CV - ADR	303,000	21,367,560
		128,168,561
Netherlands — 0.4%
ASML Holding NV	190,200	8,176,698
CNH Global NV (a)	211,500	8,828,010
ING Groep NV CVA (a)	7,390,150	67,424,687
Koninklijke Philips Electronics NV	3,257,236	65,974,520
LyondellBasell Industries NV, Class A	160,000	6,896,000
Unilever NV - ADR	412,200	13,746,870
Unilever NV CVA (c)	1,103,880	36,787,297
		207,834,082
Norway — 0.2%
DnB NOR ASA	4,532,641	47,819,883
Statoil ASA	2,428,315	61,138,152

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway (concluded)
Telenor ASA	633,800	$10,338,030
		119,296,065
Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	387,000	24,582,240
Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,314,892	13,890,637
Russia — 0.9%
Federal Hydrogenerating Co.	14,209,800	483,133
Federal Hydrogenerating Co. - ADR	21,117,875	81,937,355
JSC RushHydro - GDR	178,816,355	6,079,756
Kuzbassrazrezugol (a)	51,846,796	14,517,103
LSR Group - GDR (b)(d)	6,813,100	27,283,059
LSR Group OJSC - GDR	450,600	2,148,010
Magnitogorsk Iron & Steel Works - GDR (b)	3,872,900	23,043,755
Novorossiysk Commercial Sea Port - GDR	3,787,068	26,433,735
OAO Rosneft Oil Co. - GDR	7,197,000	53,041,890
Polyus Gold International Ltd. - GDR (a)	23,208,974	75,893,345
Sberbank	42,126,800	125,118,070
Uralkali - GDR	93,800	3,333,652
VimpelCom Ltd. - ADR	2,971,600	31,677,256
		470,990,119
Singapore — 0.8%
CapitaLand Ltd.	20,299,300	42,324,036
DBS Group Holdings Ltd.	2,210,070	23,720,344
Fraser and Neave Ltd.	10,242,700	55,215,307
Global Logistic Properties Ltd. (a)	13,191,000	20,833,307
Keppel Corp. Ltd.	8,734,830	75,175,925
M1 Ltd.	11,659,200	22,414,806
Noble Group Ltd.	8,534,071	9,109,090
Oversea-Chinese Banking Corp.	9,334,120	63,598,494
Raffles Medical Group Ltd.	8,996,500	15,770,836
Sembcorp Marine Ltd.	5,289,400	20,794,573
Singapore Press Holdings Ltd. (b)	5,034,860	14,836,376
Singapore Telecommunications Ltd.	27,103,610	66,753,831
United Overseas Bank Ltd.	1,229,450	16,876,801
		447,423,726
South Africa — 0.3%
AngloGold Ashanti Ltd. - ADR	243,000	11,129,400
Harmony Gold Mining Co. Ltd. - ADR	1,213,194	14,631,120

Common Stocks	Shares	Value
South Africa (concluded)
Life Healthcare Group Holdings Ltd.	9,294,400	$25,172,640
Randgold Resources Ltd. - ADR	868,638	99,380,873
		150,314,033
South Korea — 0.8%
Cheil Industries, Inc.	307,311	27,452,777
Hyundai Motor Co.	275,604	54,138,850
KT Corp.	172,000	5,109,791
KT Corp. - ADR	2,280,340	33,954,262
KT&G Corp.	741,301	51,868,303
LG Corp.	438,200	27,420,886
Mando Corp.	56,700	9,177,170
POSCO	74,430	27,386,922
POSCO - ADR	329,750	30,257,860
Samsung Electronics Co. Ltd.	165,422	162,888,326
Samsung Fine Chemicals Co. Ltd. (b)	387,200	21,191,641
		450,846,788
Spain — 0.2%
Repsol YPF SA	1,400,870	38,628,245
Telefonica SA	3,784,081	66,040,219
Telefonica SA - ADR	712,094	12,404,677
		117,073,141
Sweden — 0.1%
Nordea Bank AB	1,961,200	16,463,148
SKF AB, Class B	727,500	17,236,750
Swedbank AB, Class A	917,600	13,207,677
		46,907,575
Switzerland — 1.0%
Compagnie Financiere Richemont SA, Bearer A Shares	494,500	28,105,307
Garmin Ltd.	199,164	8,305,139
Nestle SA, Registered Shares	2,698,930	154,875,490
Novartis AG, Registered Shares	1,735,805	94,207,942
Roche Holding AG	387,447	65,732,102
Swisscom AG, Registered Shares	119,120	47,092,602
TE Connectivity Ltd. (c)	243,223	8,293,904
Transocean Ltd.	333,700	15,784,010
UBS AG, Registered Shares (a)	4,198,310	57,278,394
Zurich Financial Services AG (a)	158,309	38,100,126
		517,775,016
Taiwan — 0.6%
Cheng Shin Rubber Industry Co. Ltd.	9,484,800	22,521,301
Chunghwa Telecom Co. Ltd.	10,695,973	34,743,630
Chunghwa Telecom Co. Ltd. - ADR	2,094,807	67,892,695
Far EasTone Telecommunications Co. Ltd.	17,621,000	33,967,815
HON HAI Precision Industry Co. Ltd.	7,237,010	23,339,126
HTC Corp.	3,019,176	49,647,943
Taiwan Semiconductor Manufacturing Co. Ltd.	18,087,824	47,984,577

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
Yulon Motor Co. Ltd.	14,654,000	$28,707,550
		308,804,637
Thailand — 0.3%
Hana Microelectronics PCL	997,710	590,399
PTT Global Chemical PCL (a)	27,707,376	59,580,938
PTT Public Company THB10	3,586,670	39,433,074
Siam Commercial Bank PCL	12,400,383	48,518,879
		148,123,290
Turkey — 0.2%
BIM Birlesik Magazalar AS	970,800	29,889,496
Tupras Turkiye Petrol Rafinerileri AS	1,199,405	27,264,098
Turk Telekomunikasyon AS	6,461,264	28,812,430
Turkcell Iletisim Hizmet AS (a)	2,923,730	15,042,941
Turkiye Garanti Bankasi AS	8,716,465	31,386,564
		132,395,529
United Kingdom — 2.9%
Amlin Plc	1,641,900	8,808,596
Anglo American Plc	1,488,800	61,790,275
Antofagasta Plc	3,682,800	75,379,522
AstraZeneca Plc - ADR	165,000	7,944,750
BG Group Plc	7,675,400	172,946,611
BHP Billiton Plc	1,612,500	54,207,148
BP Plc	9,626,691	72,417,656
BP Plc - ADR	2,159,300	99,133,463
British American Tobacco Plc	757,343	34,874,284
British Sky Broadcasting Group Plc	492,985	5,368,198
BT Group Plc	23,443,900	75,420,734
Diageo Plc - ADR	1,525,443	135,138,995
GlaxoSmithKline Plc - ADR	171,700	7,647,518
Glencore International Plc (b)	3,728,200	24,237,477
Guinness Peat Group Plc	36,336,484	16,631,535
HSBC Holdings Plc	7,992,321	66,776,745
International Power Plc	18,931,169	100,203,357
Lloyds TSB Group Plc (a)	31,315,820	15,143,857
National Grid Plc	10,594,200	105,494,558
Petropavlovsk Plc	610,529	7,306,233
Rio Tinto Plc	1,312,652	79,075,897
Royal Dutch Shell Plc - ADR	1,298,165	92,637,054
Scottish & Southern Energy Plc	4,432,697	85,524,171
Unilever Plc	729,706	23,581,840
Unilever Plc - ADR	455,600	14,756,884
Vallares Plc (a)	3,278,700	43,967,578
Vodafone Group Plc	18,657,553	50,322,396
Vodafone Group Plc - ADR	1,234,894	33,453,279
		1,570,190,611
United States — 33.6%
3M Co.	842,639	73,065,228
Abbott Laboratories	1,799,773	97,457,708
ACE Ltd. (c)	2,135,694	148,644,302
Accenture Plc, Class A	132,024	7,570,256
Activision Blizzard, Inc. (c)	9,370,867	115,636,499
Adobe Systems, Inc. (a)(b)	301,300	9,325,235
The AES Corp. (a)	5,235,661	66,807,034
Aetna, Inc.	2,937,520	128,369,624

Common Stocks	Shares	Value
United States (continued)
Agilent Technologies, Inc. (a)	1,661,461	$70,562,249
Albemarle Corp.	110,900	7,131,979
Alcoa, Inc.	8,048,010	81,767,782
Alliance Data Systems Corp. (a)(b)	78,900	8,742,120
Alliance Resource Partners LP	397,837	31,568,366
The Allstate Corp.	543,894	15,691,342
Altera Corp.	174,400	6,939,376
Altria Group, Inc.	2,078,568	59,031,331
Amdocs Ltd. (a)	269,415	7,931,578
Ameren Corp.	234,000	7,403,760
American Eagle Outfitters, Inc. (c)	4,197,900	59,148,411
American Electric Power Co., Inc. (f)	962,270	38,067,401
American Express Co.	545,100	27,331,314
American Tower Corp. (a)	1,232,046	78,247,241
American Water Works Co., Inc.	1,043,378	35,193,140
Ameriprise Financial, Inc.	110,400	5,911,920
AmerisourceBergen Corp.	1,225,019	47,738,990
Amgen, Inc.	119,299	8,101,595
Anadarko Petroleum Corp.	1,129,307	91,157,661
Analog Devices, Inc.	165,300	6,468,189
Apache Corp.	785,845	77,704,354
Apple, Inc. (a)(c)	1,419,212	647,841,894
Applied Materials, Inc. (c)	4,675,700	57,417,596
Arch Capital Group Ltd. (a)(b)	762,271	27,479,870
Arrow Electronics, Inc. (a)	154,700	6,387,563
AT&T, Inc.	10,103,554	297,145,523
Autoliv, Inc.	77,700	4,902,093
Axis Capital Holdings Ltd.	175,041	5,387,762
Baker Hughes, Inc.	518,300	25,464,079
Bank of America Corp.	16,897,939	120,482,305
The Bank of New York Mellon Corp.	5,171,826	104,108,857
Becton Dickinson & Co.	81,300	6,374,733
Biogen Idec, Inc. (a)	95,363	11,245,205
BMC Software, Inc. (a)	155,240	5,625,898
Boeing Co.	1,662,143	123,297,768
BorgWarner, Inc. (a)	412,700	30,799,801
Bristol-Myers Squibb Co.	6,075,562	195,876,119
CA, Inc.	4,090,421	105,451,053
Calpine Corp. (a)	3,101,700	45,284,820
Capital One Financial Corp.	129,055	5,904,266
Cardinal Health, Inc.	156,380	6,729,031
Celgene Corp. (a)(b)	483,149	35,124,932
CenturyLink, Inc.	1,519,020	56,249,311
Chevron Corp.	3,160,975	325,833,303
Chubb Corp.	890,526	60,030,358
Cigna Corp.	926,738	41,545,665
Cisco Systems, Inc. (c)	11,871,669	233,040,862
Citigroup, Inc.	6,815,455	209,370,778
CMS Energy Corp.	1,637,059	35,736,998
CNA Financial Corp.	143,900	3,961,567
Coach, Inc.	116,400	8,153,820
The Coca-Cola Co.	626,353	42,297,618
Coca-Cola Enterprises, Inc.	236,900	6,346,551
Cognizant Technology Solutions Corp. (a)(b)	243,100	17,442,425

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Colgate-Palmolive Co. (c)	1,109,422	$100,646,764
Comcast Corp., Class A	6,304,372	167,633,251
ConAgra Foods, Inc.	918,625	24,499,729
ConocoPhillips (c)	117,239	7,996,872
Consol Energy, Inc.	5,910,195	211,230,369
Consolidated Edison, Inc.	613,400	36,166,064
Constellation Brands, Inc., Class A (a)(b)	743,419	15,537,457
Constellation Energy Group, Inc.	138,000	5,027,340
Corning, Inc. (c)	13,174,779	169,559,406
Coventry Health Care, Inc. (a)	183,200	5,508,824
Crown Castle International Corp. (a)(b)	242,724	11,767,260
Crown Holdings, Inc. (a)	688,211	24,823,771
CVS Caremark Corp.	2,246,355	93,785,321
DaVita, Inc. (a)	635,770	52,012,344
Dell, Inc. (a)(b)(c)	4,235,366	72,975,356
Devon Energy Corp.	1,246,829	79,560,158
Diamond Offshore Drilling, Inc.	123,400	7,687,820
Discover Financial Services, Inc.	2,219,300	60,320,574
DISH Network Corp., Class A (a)	826,554	23,077,388
Dominion Resources, Inc.	691,400	34,597,656
The Dow Chemical Co.	2,379,581	79,739,759
Dr. Pepper Snapple Group, Inc.	635,352	24,664,365
Eastman Chemical Co.	153,610	7,729,655
eBay, Inc. (a)	1,211,460	38,282,136
E.I. du Pont de Nemours & Co.	1,641,515	83,536,698
Electronic Arts, Inc. (a)(c)	3,715,821	69,002,796
Eli Lilly & Co.	811,900	32,264,906
EMC Corp. (a)(b)(c)	4,173,356	107,505,651
Endurance Specialty Holdings Ltd.	882,058	32,988,969
Entergy Corp.	562,763	39,044,497
EQT Corp.	1,083,248	54,725,689
Exelon Corp.	1,506,850	59,942,493
Expedia, Inc.	171,417	5,548,768
Exxon Mobil Corp.	8,207,875	687,327,452
Fidelity National Financial, Inc., Class A	2,133,878	38,815,241
Fidelity National Information Services, Inc.	124,797	3,564,202
First Solar, Inc. (a)(b)	561,342	23,733,540
FMC Corp.	1,732,519	160,569,861
Ford Motor Co. (a)	6,280,015	77,997,786
Freeport-McMoRan Copper & Gold, Inc., Class B	1,969,418	91,006,806
Freescale Semiconductor Holdings I Ltd. (a)(b)	4,279,037	68,336,221
General Dynamics Corp.	857,828	59,327,384
General Electric Co.	17,446,257	326,419,468
General Mills, Inc. (c)	1,944,165	77,436,092
General Motors Co. (a)	2,948,900	70,832,578
Gilead Sciences, Inc. (a)(b)	1,481,001	72,332,089
The Goldman Sachs Group, Inc.	1,026,405	114,413,365
Google, Inc., Class A (a)	454,386	263,593,862
H.J. Heinz Co.	445,054	23,076,050
Halliburton Co.	1,947,895	71,643,578

Common Stocks	Shares	Value
United States (continued)
Harris Corp.	109,430	$4,486,630
HCA Holdings, Inc. (a)	2,241,300	54,777,372
HealthSouth Corp. (a)(b)	1,626,422	31,373,680
Helmerich & Payne, Inc.	151,200	9,330,552
Herbalife Ltd.	145,400	8,415,752
Hess Corp.	895,545	50,419,183
Hewlett-Packard Co.	4,041,405	113,078,512
Hologic, Inc. (a)(b)	3,077,501	62,750,245
Humana, Inc.	854,440	76,062,249
Intel Corp.	6,133,473	162,046,357
International Business Machines Corp. (c)	1,727,968	332,806,637
International Game Technology	1,960,789	31,235,369
International Paper Co.	874,805	27,241,428
Intuit, Inc.	134,930	7,615,449
ITC Holdings Corp.	371,412	27,376,778
Johnson & Johnson	4,930,679	324,981,053
Johnson Controls, Inc.	1,041,400	33,085,278
JPMorgan Chase & Co.	6,845,592	255,340,582
Juniper Networks, Inc. (a)(c)	2,630,300	55,052,179
KBR, Inc.	1,621,205	52,105,529
KLA-Tencor Corp.	140,400	7,178,652
The Kroger Co.	286,400	6,804,864
L-3 Communications Holdings, Inc.	118,100	8,354,394
Lear Corp.	182,800	7,659,320
Liberty Global, Inc. (a)	131,500	6,033,220
Life Technologies Corp. (a)	1,147,216	55,559,671
Limited Brands, Inc.	180,728	7,565,274
Lincoln National Corp.	215,700	4,646,178
Lorillard, Inc.	307,771	33,051,528
Macy’s, Inc.	184,100	6,202,329
Marathon Oil Corp.	2,470,428	77,546,735
Marathon Petroleum Corp.	3,232,981	123,564,534
Marvell Technology Group Ltd. (a)	1,704,100	26,464,673
MasterCard, Inc., Class A	230,408	81,926,173
Mattel, Inc.	1,970,316	61,079,796
McDermott International, Inc. (a)	2,763,516	33,604,355
McDonald’s Corp. (c)	779,142	77,174,015
The McGraw-Hill Cos., Inc.	142,863	6,571,698
McKesson Corp.	901,334	73,657,014
Mead Johnson Nutrition Co.	1,487,340	110,197,021
Medco Health Solutions, Inc. (a)	1,133,774	70,316,663
Medtronic, Inc.	2,677,426	103,268,321
Merck & Co., Inc.	5,561,382	212,778,475
MetLife, Inc.	1,049,959	37,095,051
MetroPCS Communications, Inc. (a)	2,227,500	19,691,100
Mettler-Toledo International, Inc. (a)(b)	186,983	32,815,516
Microsoft Corp.	17,257,136	509,603,226
Morgan Stanley	3,455,182	64,439,144
Motorola Mobility Holdings, Inc. (a)	1,078,500	41,662,455
Motorola Solutions, Inc.	709,453	32,925,714
Murphy Oil Corp.	142,800	8,510,880
Mylan, Inc. (a)	2,741,951	56,895,483
National Oilwell Varco, Inc.	2,199,169	162,694,523

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
NetApp, Inc. (a)(c)	1,442,800	$54,451,272
Newmont Mining Corp.	3,599,686	221,308,695
NextEra Energy, Inc.	1,930,354	115,531,687
Northern Trust Corp.	725,200	29,885,492
NRG Energy, Inc. (a)(c)	1,466,815	24,759,837
Occidental Petroleum Corp.	2,517,177	251,138,749
Oracle Corp. (c)	12,980,488	366,049,762
PACCAR, Inc.	630,288	27,858,730
Pall Corp.	361,312	21,563,100
Parker Hannifin Corp.	96,678	7,799,981
PerkinElmer, Inc.	1,234,090	29,593,478
Perrigo Co.	492,300	47,063,880
Pfizer, Inc.	13,098,987	280,318,322
PG&E Corp.	1,135,569	46,172,236
Philip Morris International, Inc.	1,462,761	109,370,640
Platinum Underwriters Holdings Ltd. (b)	414,667	14,202,345
Polycom, Inc. (a)(b)(c)	2,389,226	47,665,059
PPG Industries, Inc.	72,704	6,512,824
PPL Corp.	2,095,406	58,231,333
Praxair, Inc.	294,162	31,240,004
Precision Castparts Corp.	408,122	66,801,409
Principal Financial Group, Inc.	497,620	13,590,002
The Procter & Gamble Co.	1,994,515	125,734,226
The Progressive Corp.	1,165,996	23,646,399
Prudential Financial, Inc.	555,400	31,791,096
Pulte Group, Inc. (a)(b)	5,484,100	40,856,545
QEP Resources, Inc.	2,686,722	76,947,718
QUALCOMM, Inc. (c)	3,633,948	213,748,821
Quicksilver Resources, Inc. (a)(b)(c)	8,887,487	44,526,310
Ralph Lauren Corp.	35,184	5,347,968
Reinsurance Group of America, Inc.	106,500	5,803,185
RenaissanceRe Holdings Ltd. (b)	416,881	30,478,170
Ross Stores, Inc.	112,868	5,735,952
Ryder System, Inc.	156,111	8,785,927
SanDisk Corp. (a)(c)	2,033,660	93,304,321
Sara Lee Corp. (c)	4,908,495	93,997,679
Schlumberger Ltd.	2,469,118	185,603,600
Seagate Technology (c)	1,611,000	34,056,540
Simon Property Group, Inc.	295,500	40,146,630
SM Energy Co.	943,789	68,500,206
The Southern Co.	2,179,052	99,277,609
Spirit AeroSystems Holdings, Inc., Class A (a)	2,549,579	57,977,426
The St. Joe Co. (a)(e)	9,220,419	147,250,091
State Street Corp.	2,320,365	90,911,901
Symantec Corp. (a)	3,175,845	54,592,776
Teradata Corp. (a)(b)	187,774	10,057,175
Texas Instruments, Inc.	1,651,252	53,467,540
Thermo Fisher Scientific, Inc. (a)	1,045,383	55,300,761
Time Warner Cable, Inc.	513,052	37,822,193
Torchmark Corp.	149,400	6,823,098
The Travelers Cos., Inc.	1,928,829	112,450,731
Union Pacific Corp.	1,832,122	209,429,866
United Technologies Corp. (c)	1,207,126	94,578,322

Common Stocks	Shares		Value
United States (concluded)
UnitedHealth Group, Inc.		1,471,300	$76,198,627
Universal Health Services, Inc., Class B		705,600	29,134,224
Unum Group		287,088	6,554,219
Urban Outfitters, Inc. (a)		172,600	4,573,900
US Bancorp (c)		4,214,832	118,942,559
Valero Energy Corp.		2,241,587	53,775,672
Validus Holdings Ltd.		624,683	20,033,584
Vanguard Health Systems, Inc. (a)		1,339,900	14,993,481
Verizon Communications, Inc.		3,582,480	134,916,197
Vertex Pharmaceuticals, Inc. (a)(c)		1,641,103	60,638,756
Viacom, Inc., Class B		892,130	41,965,795
Visa, Inc., Class A		1,029,509	103,609,786
Wal-Mart Stores, Inc.		3,062,302	187,902,851
Walt Disney Co.		1,610,300	62,640,670
Waters Corp. (a)(b)		675,321	58,462,539
Weatherford International Ltd. (a)		2,303,750	38,564,775
WellPoint, Inc.		1,724,700	110,932,704
Wells Fargo & Co.		5,971,606	174,430,611
Western Digital Corp. (a)		308,050	11,197,617
The Western Union Co.		297,400	5,680,340
Whiting Petroleum Corp. (a)		2,306,442	115,529,680
Wyndham Worldwide Corp.		142,600	5,669,776
Xerox Corp.		5,813,305	45,053,114
XL Group Plc		6,242,482	126,535,110
			17,921,987,105
Total Common Stocks – 63.8%			34,006,582,820

Fixed Income Securities	Par (000)
Corporate Bonds
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)	USD	6,575	5,457,250
Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		58,050	58,043,682
Brazil — 0.2%
Hypermarcas SA, 6.50%, 4/20/21 (d)		19,928	18,632,680
Itau Unibanco Holding SA, 6.20%, 12/21/21 (d)		10,600	10,865,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		29,827	30,990,544
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		47,411	48,975,563
			109,463,787
Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (d)		15,219	15,779,029

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chile — 0.1%
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)	USD	45,817	$40,818,601
China — 0.1%
Celestial Nutrifoods Ltd., 0.00%, 6/12/49 (a)(g)(h)(i)	SGD	89,400	2,132,210
China Milk Products Group Ltd., 0.01%, 1/15/49 (g)(h)(i)	USD	39,800	7,960,000
China Petroleum & Chemical Corp., Series SINO, 9.81%, 4/24/14 (g)(h)	HKD	367,340	56,129,086
			66,221,296
Hong Kong — 0.1%
FU JI Food and Catering Services Holdings Ltd., 0.01%, 10/18/10 (a)(g)(h)(i)	CNY	190,300	1,809,939
Hutchinson Whampoa International Ltd., 3.50%, 1/13/17 (d)	USD	33,472	34,064,019
			35,873,958
India — 0.3%
REI Agro Ltd.:
5.50%, 11/13/14 (d)(g)		46,977	35,702,520
5.50%, 11/13/14		8,353	6,348,280
Suzlon Energy Ltd. (g)(h):
146.26%, 6/12/12		24,650	29,087,000
64.76%, 10/11/12		39,502	42,662,160
11.51%, 7/25/14		37,920	29,293,200
Tata Steel Ltd., 1.00%, 9/05/12 (g)		28,200	34,192,500
			177,285,660
Indonesia — 0.1%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (d)		22,723	24,086,380
Ireland — 0.1%
Bank of Ireland Mortgage Bank:
4.63%, 9/16/15	EUR	13,440	15,558,465
3.25%, 6/22/16		10,000	10,565,902
Ono Finance II Plc, 10.88%, 7/15/19 (d)	USD	5,695	5,097,025
			31,221,392
Luxembourg — 0.3%
Evraz Group SA, 9.50%, 4/24/18 (d)		22,010	23,523,188
Gaz Capital SA, 2.89%, 11/15/12	JPY	1,800,000	23,625,484
Intelsat Jackson Holdings SA, 7.50%, 4/01/21 (d)	USD	39,550	41,527,500
Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (g)		12,300	13,806,750
TNK-BP Finance SA:
7.50%, 7/18/16 (d)		14,345	15,779,500
6.63%, 3/20/17 (d)		34,096	36,099,140

Corporate Bonds	Par (000)		Value
Luxembourg (concluded)
TNK-BP Finance SA (concluded):
Series 2, 7.50%, 7/18/16	USD	4,413	$4,854,300
			159,215,862
Malaysia — 0.2%
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	150,286	69,165,154
Paka Capital Ltd., 7.11%, 3/12/13 (g)(h)	USD	22,000	21,912,000
			91,077,154
Mexico — 0.1%
BBVA Bancomer SA, 6.50%, 3/10/21 (d)		26,070	25,926,615
Petroleos Mexicanos, 6.00%, 3/05/20		31,105	34,837,600
Urbi Desarrollos Urbanos SAB de C.V., 9.75%, 2/03/22 (d)(j)		13,377	13,410,443
			74,174,658
Netherlands — 0.4%
Bio City Development Co. BV, 8.00%, 7/06/18 (d)		142,200	142,200,000
Portugal Telecom International Finance BV, Series PTC, 4.13%, 8/28/14 (g)	EUR	13,250	14,376,610
Rabobank Nederland Utrecht, 3.38%, 1/19/17	USD	49,980	51,440,115
			208,016,725
Singapore — 1.0%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	67,750	53,282,734
3.13%, 3/05/18		131,000	106,810,330
2.95%, 6/20/22		163,500	121,101,526
Keppel Land Ltd., 2.50%, 6/23/13 (g)		29,400	23,414,119
Olam International Ltd., 6.00%, 10/15/16 (g)	USD	69,300	82,986,750
Wilmar International Ltd., 22.66%, 12/18/12 (g)(h)
		42,000	52,080,000
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (g)	SGD	24,750	19,694,475
9.50%, 5/04/17 (d)	USD	15,172	12,668,620
Ying Li International Real Estate Ltd., 4.00%, 3/03/15	SGD	66,750	45,106,730
			517,145,284
South Korea — 0.4%
Hyundai Capital Services, Inc., 4.38%, 7/27/16 (d)	USD	11,494	11,782,603
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (d)		17,496	18,102,936
Korea Development Bank, 3.88%, 5/04/17		13,575	13,744,498
Korea Electric Power Corp.:
5.13%, 4/23/34		17,384	18,015,091
7.95%, 4/01/96 (k)		17,373	12,648,995

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
South Korea (concluded)
Zeus Cayman, 4.50%, 8/19/13 (g)(h)	JPY	8,524,000	$110,576,142
Zeus Cayman II, 1.36%, 8/18/16 (g)(h)		2,682,000	33,775,325
			218,645,590
Spain — 0.0%
Nara Cable Funding, Ltd., 8.88%, 12/01/18 (d)	EUR	18,920	22,830,305
Switzerland — 0.1%
UBS AG, 4.88%, 8/04/20	USD	27,580	28,691,446
UBS AG London, 1.88%, 1/23/15 (d)		33,227	33,105,755
			61,797,201
United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd., 7.50%, 10/31/12		239,790	163,356,937
Pyrus Ltd.:
7.50%, 12/20/15 (d)		46,200	45,714,900
7.50%, 12/20/15 (g)		3,300	3,265,350
			212,337,187
United Kingdom — 0.4%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (g)		13,500	21,100,500
Essar Energy Invest Ltd., 4.25%, 2/01/16		4,300	2,014,550
Essar Energy Plc, 4.25%, 2/01/16		49,800	23,908,980
Lloyds TSB Bank Plc, 13.00% (l)	GBP	59,742	114,852,615
OTE Plc, 7.25%, 4/08/14	EUR	7,468	6,813,539
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (g)	USD	17,500	16,240,000
			184,930,184
United States — 1.7%
3D Systems Corp., 5.50%, 12/15/16 (d)(g)		26,660	30,236,706
Ally Financial, Inc., 4.50%, 2/11/14		23,260	23,257,209
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (g)		38,682	36,651,195
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		10,633	11,231,106
Calpine Corp. (d):
7.88%, 7/31/20		12,806	13,798,465
7.50%, 2/15/21		4,568	4,864,920
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (d)	EUR	9,924	13,922,213
Consol Energy, Inc., 8.00%, 4/01/17	USD	52,871	57,100,680
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,827	5,011,220
DaVita, Inc.:
6.38%, 11/01/18		15,998	16,837,895
6.63%, 11/01/20		19,549	20,770,813
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17		4,020	3,045,150

Corporate Bonds		Par (000)	Value
United States (concluded)
EH Holding Corp. (d):
6.50%, 6/15/19	USD	32,915	$34,272,744
7.63%, 6/15/21		9,467	9,987,685
Electronic Arts, Inc., 0.75%, 7/15/16 (d)(g)		44,536	42,030,850
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		8,711	9,582,100
8.00%, 12/15/16		9,447	11,182,121
6.63%, 8/15/17		13,227	14,797,772
Gilead Sciences, Inc., Series B, 0.63%, 5/01/13 (g)		56,771	74,795,792
The Hertz Corp., 7.50%, 10/15/18		5,059	5,413,130
Hologic, Inc., 2.00%, 12/15/37 (g)(m)		89,224	105,841,970
HSBC Finance Corp., 6.68%, 1/15/21		9,930	10,316,803
JPMorgan Chase Bank NA, 0.87%, 6/13/16 (n)		10,230	9,298,886
Linn Energy LLC, 7.75%, 2/01/21		28,393	30,593,457
Morgan Stanley, 3.80%, 4/29/16		33,075	32,137,820
Mylan, Inc., 3.75%, 9/15/15 (g)		46,654	79,486,752
NRG Energy, Inc., 8.25%, 9/01/20		4,933	4,859,005
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		4,575	4,254,750
Post Holdings, Inc., 7.38%, 2/15/22 (d)(j)		4,649	4,811,715
Reliance Holdings USA, Inc., 4.50%, 10/19/20 (d)		26,433	24,875,806
SM Energy Co., 3.50%, 4/01/27 (g)		30,116	40,844,825
SunGard Data Systems, Inc., 7.38%, 11/15/18		28,458	30,023,190
Take-Two Interactive Software, Inc. (g):
4.38%, 6/01/14		9,666	15,308,528
1.75%, 12/01/16 (d)		26,708	28,510,790
Texas Industries, Inc., 9.25%, 8/15/20		42,330	39,419,812
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (d)		11,806	12,056,878
			911,430,753
Total Corporate Bonds – 6.1%			3,225,851,938

Floating Rate Loan Interests

Mexico — 0.1%
Financiera URBI, SA, Term Loan, 3.54%, 4/12/12		41,040	40,834,800
United States — 0.2%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		87,356	87,355,923

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value
United States (concluded)
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16	USD	42,457	$42,138,138
			129,494,061
Total Floating Rate Loan Interests – 0.3%			170,328,861

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	165,240	176,958,527
5.50%, 12/15/13		150,000	165,947,045
5.75%, 5/15/21		234,347	287,979,630
Series 123, 5.75%, 4/15/12		165,240	176,044,552
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	72	91,963,239
Series F, 10.00%, 1/01/17		680	378,952,995
Series F, 10.00%, 1/01/21		688	368,059,239
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	392,189	604,009,340
3.50%, 7/04/19		308,119	463,852,909
Canadian Government Bond:
4.00%, 6/01/16	CAD	60,628	67,511,911
1.50%, 3/01/17		33,268	33,446,500
3.50%, 6/01/20		73,538	82,924,051
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	306,650	41,195,084
2.03%, 3/18/13		524,100	68,969,230
1.67%, 3/24/14		197,900	26,263,415
3.51%, 12/08/14		518,200	72,854,498
1.69%, 12/22/14		259,100	34,707,399
1.52%, 12/21/15		333,350	44,779,273
3.78%, 12/06/16		199,200	29,585,719
Malaysia Government Bond:
Series 0108, 3.46%, 7/31/13	MYR	195,681	64,879,766
Series 0109, 2.51%, 8/27/12		671,537	220,288,640
Poland Government Bond, 3.00%, 8/24/16	PLN	188,380	74,243,365
Poland Government International Bond, 5.00%, 3/23/22	USD	15,363	15,578,082
United Kingdom Gilt:
4.00%, 9/07/16	GBP	49,499	89,099,201
4.75%, 3/07/20		349,564	678,197,851
4.25%, 12/07/40		100,015	194,829,513
Vietnam Government International Bond:
6.75%, 1/29/20	USD	18,522	19,031,355
6.75%, 1/29/20		312	320,580
Total Foreign Agency Obligations – 8.6%			4,572,472,909

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.04%, 11/15/15 (d)(n)	USD	52,734	$48,922,686
Total Non-Agency Mortgage-Backed Securities – 0.1%			48,922,686

US Treasury Obligations

US Treasury Notes:
0.63%, 7/31/12 (f)		195,601	196,113,289
2.25%, 1/31/15 (f)		327,699	346,669,400
2.38%, 2/28/15 (f)(o)		397,163	422,109,602
2.50%, 3/31/15 (f)		489,360	522,812,160
2.25%, 3/31/16		527,509	565,258,170
1.38%, 9/30/18		287,579	291,555,541
1.75%, 10/31/18		33,387	34,626,373
1.25%, 1/31/19		33,288	33,298,386
3.50%, 5/15/20 (f)		885,704	1,026,309,510
2.63%, 8/15/20 (f)		679,705	738,541,950
2.00%, 11/15/21		33,353	33,936,576
Total US Treasury Obligations – 7.9%			4,211,230,957
Total Fixed Income Securities – 23.0%			12,228,807,351

Investment Companies	Shares
United States — 2.3%
ETFS Gold Trust (a)(e)		1,355,000	233,588,450
ETFS Palladium Trust (a)(e)		462,500	31,403,750
ETFS Platinum Trust (a)(e)		390,600	61,269,516
iShares Gold Trust (a)(p)		12,437,367	211,186,492
iShares Silver Trust (a)(p)		490,150	15,822,042
SPDR Gold Shares (a)		3,865,732	654,507,085
			1,207,777,335
Vietnam — 0.0%
Vietnam Enterprise Investments Ltd., R Shares (a)		2,493,267	4,812,005
Vinaland Ltd. (a)		14,998,725	8,661,764
			13,473,769
Total Investment Companies – 2.3%			1,221,251,104

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)	Value
Capital Trusts
Germany — 0.0%
Deutsche Bank Capital Funding Trust, 5.63% (d)(l)(n)	7,870	$5,981,200
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41	32,913	31,604,708
United States — 0.0%
BAC Capital Trust XI, 6.63%, 5/23/36	9,502	8,847,046
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	4,512	4,551,994
		13,399,040
Total Capital Trusts – 0.1%		50,984,948

Preferred Stocks	Shares
Switzerland — 0.0%
UBS AG, 9.38% (g)	1,476,566	25,675,563
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%	1,352,200	36,536,444
United States — 0.7%
Chesapeake Energy Corp., 5.75% (d)(g)	99,097	92,160,210
Crown Castle International Corp., 6.25% (g)	255,250	16,718,875
General Motors Co., 4.75% (g)	1,495,650	59,915,739
Health Care Reit, Inc., 6.50% (g)	690,700	36,917,915
PPL Corp. (g):
8.75%,	677,700	35,619,912
9.50%,	755,396	40,942,463
SandRidge Energy, Inc., 7.00% (d)(g)	263,300	30,904,838
US Bancorp, 6.50% (n)	1,336,091	34,070,321
Wells Fargo & Co., 7.50% (g)	23,542	25,778,490
		373,028,763
Total Preferred Stocks – 0.8%		435,240,770

Trust Preferreds
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (n)	1,348,600	36,331,284
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (n)	2,855,000	63,352,450
Omnicare Capital, 4.00%, 6/15/33 (g)	451,200	20,425,824

Preferred Securities	Shares	Value
Trust Preferreds (concluded)
United States (concluded)
Wachovia Capital Trust IV, 6.38%, 3/01/67	132,575	$3,355,473
Total Trust Preferreds – 0.2%		123,465,031
Total Preferred Securities – 1.1%		609,690,749

Warrants (q)	Shares
Australia — 0.0%
TFS Corp., Ltd., (Expires 7/18/18)	21,478,500	22
Canada — 0.0%
Kinross Gold Corp., (Expires 9/13/13)	560,413	441,534
United States — 0.0%
Ford Motor Co., (Expires 1/1/13)	3,710,415	13,394,598
Total Warrants – 0.0%		13,836,154
Total Long-Term Investments
(Cost – $42,658,655,145) – 90.2%		48,080,168,178

Short-Term Securities	Par (000)
Foreign Agency Obligations — 1.5%
Bank Negara Malaysia Monetary Notes (r):
2.73%, 3/01/12	MYR	171,015	56,110,404
2.79%, 4/03/12		327,463	107,157,261
Japan Treasury Discount Bill (r):
0.08%, 3/09/12	JPY	13,430,000	176,182,852
0.10%, 5/14/12		10,230,000	134,179,161
Mexico Cetes, 4.40%, 2/09/12 (r)	MXN	1,257,417	96,380,206
Singapore Treasury Bill (r):
0.18%, 2/02/12	SGD	123,518	98,197,718
0.28%, 5/03/12		133,418	105,986,619
Total Foreign Agency Obligations – 1.5%			774,194,221

Money Market Funds	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15%, 12/31/49 (p)(s)		11,679	11,679,480

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)		Value
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (p)(s)(t)	USD	350,192	$350,191,593
Total Money Market Funds – 0.7%			361,871,073

Time Deposits	Par (000)
Canada — 0.0%
Brown Brothers Harriman & Co., 0.27%, 2/01/12	CAD	86	85,572
Europe — 0.0%
Brown Brothers Harriman & Co., 0.04%, 2/01/12	EUR	24	31,582
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 2/01/12	HKD	248	31,977
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 2/01/12	JPY	105	1,378
South Africa — 0.0%
Brown Brothers Harriman & Co., 4.35%, 2/01/12	ZAR	5,239	669,840
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.08%, 2/01/12	GBP	2	3,267
Total Time Deposits – 0.0%			823,616

US Treasury Obligations
US Treasury Bill (r):
0.01% - 0.02%, 2/09/12	412,900	412,896,284
0.01% - 0.01%, 2/16/12	158,745	158,741,984
0.01% - 0.02%, 2/23/12	159,275	159,273,585
0.00% - 0.03%, 3/01/12	414,170	414,157,574
0.01% - 0.04%, 3/08/12	594,950	594,926,202
0.01% - 0.02%, 3/15/12	352,175	352,154,926
0.01% - 0.04%, 3/22/12	505,185	505,151,657
0.01% - 0.03%, 3/29/12	282,825	282,802,657
0.01% - 0.03%, 4/12/12	351,500	351,466,960
0.02% - 0.05%, 4/19/12	226,200	226,175,571
0.01%, 4/26/12	21,700	21,697,439
0.02%, 5/10/12	10,500	10,498,341
0.01% - 0.03%, 5/17/12	144,570	144,545,568
0.02% - 0.03%, 5/24/12	144,400	144,372,853
0.04%, 5/31/12	33,800	33,792,665
0.03% - 0.03%, 6/07/12	125,800	125,771,192
0.03% - 0.04%, 6/14/12	120,900	120,869,654
0.04% - 0.05%, 6/21/12	205,750	205,696,093
0.05%, 6/28/12	42,300	42,287,818

Short-Term Securities	Par (000)		Value
US Treasury Obligations (concluded)
US Treasury Bill(r) (concluded):
0.06%, 7/12/12	USD	94,500	$94,468,153
Total US Treasury Obligations – 8.3%			4,401,747,176
Total Short-Term Securities
(Cost – $5,540,264,048) – 10.5%			5,538,636,086

Options Purchased	Contracts
Exchange-Traded Call Options — 0.0%
Quicksilver Resources, Inc., Strike Price USD 9.00, Expires 3/17/12	12,841	32,103
S&P 500 Index:
Strike Price USD 1,265.00, Expires 2/18/12	4,635	23,638,500
Strike Price USD 1,350.00, Expires 2/18/12	2,922	1,028,790
		24,699,393
Exchange-Traded Put Options — 0.1%
ConocoPhillips, Strike Price USD 70.00, Expires 1/19/13	39,791	34,518,692
NASDAQ 100 Stock Index, Strike Price USD 2,425.00, Expires 2/18/12	1,220	3,019,500
S&P 500 Index:
Strike Price USD 1,310.00, Expires 3/17/12	2,321	7,543,250
Strike Price USD 1,300.00, Expires 4/21/12	2,324	9,807,280
		54,888,722
Over-the-Counter Call Options — 0.1%
DAXKI, Strike Price USD 3,319.87, Expires 9/21/12, Broker Goldman Sachs International	15,750	6,341,265
Euro Stoxx 50 Index, Strike Price EUR 2,450.00, Expires 2/17/12, Broker Citibank NA	20,080	8,142,347
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG	555,510	153,877
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs Bank USA	1,187,000	201,790
Strike Price USD 99.43, Expires 7/12/12, Broker Credit Suisse International	1,710,035	1,585,373
Strike Price USD 86.70, Expires 9/21/12, Broker JPMorgan Chase Bank NA	839,893	6,118,279

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options (concluded)
S&P 500 Index:
Strike Price USD 1,373.88, Expires 2/10/12, Broker JPMorgan Chase Bank NA	190,348	$54,014
Strike Price USD 1,282.00, Expires 2/24/12, Broker Bank of America NA	26,915	1,141,138
Strike Price USD 1,355.00, Expires 2/24/12, Broker Bank of America NA	46,452	208,221
SPX Volatility Index:
Strike Price USD 25.00, Expires 3/21/12, Broker JPMorgan Chase Bank NA	15,129	3,494,799
Strike Price USD 35.00, Expires 3/21/12, Broker JPMorgan Chase Bank NA	15,129	1,255,707
Taiwan Taiex Index:
Strike Price TWD 9,047.46, Expires 9/19/12, Broker Citibank NA	258,634	303,384
Strike Price TWD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	172,940	250,464
Strike Price TWD 8,818.93, Expires 3/20/13, Broker Citibank NA	176,273	946,697
Strike Price TWD 8,807.55, Expires 6/19/13, Broker Credit Suisse International	176,500	1,507,310
Strike Price TWD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	148,234	846,416
Strike Price TWD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	88,250	652,168
Strike Price TWD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	296,007	2,154,175
Tokyo Stock Price Index:
Strike Price JPY 825.55, Expires 6/08/12, Broker Deutsche Bank AG	13,608,674	1,155,422
Strike Price JPY 825.00, Expires 6/08/12, Broker Morgan Stanley International	14,857,297	1,263,786
		37,776,632
Over-the-Counter Put Options — 0.0%
Russell 2000 Index:
Strike Price USD 641.52, Expires 3/16/12, Broker Goldman Sachs International	147,216	279,711
Strike Price USD 703.15, Expires 4/20/12, Broker Goldman Sachs International	83,786	1,061,569
Strike Price USD 701.68, Expires 5/18/12, Broker Morgan Stanley International	69,602	1,278,505

Options Purchased	Contracts	Value
Over-the-Counter Put Options (concluded)
Russell 2000 Index (concluded):
Strike Price USD 711.04, Expires 6/12/12, Broker Credit Suisse International	115,102	$2,867,837
Strike Price USD 733.01, Expires 7/20/12, Broker BNP Paribas Securities	57,686	2,187,061
Strike Price USD 716.06, Expires 9/13/12, Broker Bank of America NA	136,306	5,781,119
S&P/ASX 200 Index, Strike Price USD 3,969.10, Expires 2/16/12, Broker JPMorgan Chase Bank NA	39,882	236,283
		13,692,085
Total Options Purchased (Cost – $216,583,132) – 0.2%		131,056,832
Total Investments Before Investments Sold Short and Outstanding Options Written (Cost – $48,415,502,325*) – 100.9%		53,749,861,096

Over-the-Counter Structured Options	Units
United States — 0.0%
S&P 500 Index, Initial Reference Strike Price 1,300.35, One written put strike 1,131.30, One call strike 1,379.67, Expires 3/16/12, Broker JPMorgan Chase Bank NA	136,886	176,135
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/12, Broker Citibank NA	179,295	(3,304,454)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 call strike 8,775.89, Expires 12/19/12, Broker Citibank NA	175,727	(3,985,985)
Total Over-the-Counter Structured Options (Premiums Received – $—) – 0.0%		(7,114,304)

Options Written	Contracts
Exchange-Traded Call Options — (0.2)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	12,968	(1,556,160)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
The AES Corp., Strike Price USD 12.00, Expires 2/18/12	4,079	$(326,320)
American Eagle Outfitters, Inc., Strike Price USD 17.00, Expires 1/19/13	24,637	(2,217,330)
Apple, Inc., Strike Price USD 450.00, Expires 1/19/13	3,116	(16,912,090)
Applied Materials, Inc., Strike Price USD 12.00, Expires 7/21/12	46,757	(5,026,378)
Cisco Systems, Inc., Strike Price USD 20.00, Expires 1/19/13	15,260	(3,082,520)
Corning, Inc., Strike Price USD 17.50, Expires 1/19/13	53,942	(1,941,912)
Dell, Inc., Strike Price USD 15.00, Expires 1/19/13	6,456	(2,227,320)
Electronic Arts, Inc., Strike Price USD 20.00, Expires 1/19/13	14,606	(3,293,653)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	7,547	(2,396,172)
General Mills, Inc., Strike Price USD 42.00, Expires 4/21/12	8,513	(225,594)
International Business Machines Corp., Strike Price USD 200.00, Expires 1/19/13	2,764	(3,123,320)
Juniper Networks, Inc., Strike Price USD 23.00, Expires 7/21/12	26,303	(4,076,965)
McDonald’ s Corp., Strike Price USD 105.00, Expires 1/19/13	2,597	(882,980)
NetApp, Inc., Strike Price USD 42.00, Expires 1/19/13	14,428	(5,302,290)
NRG Energy, Inc., Strike Price USD 24.00, Expires 3/17/12	2,044	(5,110)
Oracle Corp., Strike Price USD 30.00, Expires 1/19/13	20,505	(5,095,493)
Polycom, Inc., Strike Price USD 27.50, Expires 7/21/12	9,730	(486,500)
QUALCOMM, Inc., Strike Price USD 65.00, Expires 4/21/12	4,518	(343,368)
SanDisk Corp., Strike Price USD 50.00, Expires 1/19/13	6,352	(3,366,560)
Sara Lee Corp., Strike Price USD 20.00, Expires 4/21/12	49,084	(1,963,360)
Seagate Technology Plc, Strike Price USD 17.50, Expires 1/19/13	7,313	(3,693,065)
Universal Health Services, Inc., Strike Price USD 40.00, Expires 7/21/12	7,056	(3,139,920)
US Bancorp, Strike Price USD 30.00, Expires 6/16/12	8,915	(793,435)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13	2,882	(1,959,760)
Vertex Pharmaceuticals, Inc.:
Strike Price USD 35.00, Expires 7/21/12	8,581	(4,934,075)
Strike Price USD 40.00, Expires 1/19/13	7,830	(4,463,100)
		(82,834,750)

Options Written	Contracts	Value
Exchange-Traded Put Options — 0.0%
CME Group, Inc.:
Strike Price USD 230.00, Expires 3/17/12	15,200	$(101,840)
Strike Price USD 240.00, Expires 3/17/12	15,200	(163,400)
ConocoPhillips, Strike Price USD 55.00, Expires 1/19/13	39,791	(11,340,435)
Quicksilver Resources, Inc., Strike Price USD 6.00, Expires 3/17/12	12,841	(1,637,227)
		(13,242,902)
Over-the-Counter Call Options — (0.1)%
American Eagle Outfitters, Inc., Strike Price USD 16.00, Expires 1/18/13, Broker Morgan Stanley & Co.	899,196	(964,964)
Beirsdorf AG, Strike Price USD 48.00, Expires 3/16/12, Broker Deutsche Bank AG	115,360	(73,349)
China Unicom (Hong Kong) Ltd., Strike Price USD 18.75, Expires 2/28/12, Broker Citibank NA	4,415,773	(919)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley International	387,200	(563,905)
MSCI Europe Excluding United Kingdom Index, Strike Price USD 113.85, Expires 7/12/12, Broker Credit Suisse International	1,710,035	(27,019)
Russell 2000 Index:
Strike Price USD 748.89, Expires 3/16/12, Broker Goldman Sachs International	147,216	(8,099,824)
Strike Price USD 771.17, Expires 4/20/12, Broker Goldman Sachs International	83,786	(3,995,754)
Strike Price USD 786.96, Expires 5/18/12, Broker Morgan Stanley International	69,602	(3,089,876)
Strike Price USD 804.63, Expires 6/12/12, Broker Credit Suisse International	115,102	(4,511,569)
Strike Price USD 813.83, Expires 7/20/12, Broker BNP Paribas Securities	57,686	(2,387,010)
Strike Price USD 833.69, Expires 9/13/12, Broker Bank of America NA	136,306	(5,557,495)
SPX Volatility Index, Strike Price USD 30.00, Expires 3/21/12, Broker JPMorgan Chase Bank NA	30,258	(4,145,346)
Unilever NV CVA, Strike Price USD 26.00, Expires 6/15/12, Broker Morgan Stanley International	1,103,880	(1,199,178)
		(34,616,208)

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Put Options — (0.1)%
American Eagle Outfitters, Inc.:
Strike Price USD 11.75, Expires 3/16/12, Broker Bank of America NA	1,266,069	$(77,404)
Strike Price USD 12.00, Expires 3/16/12, Broker Bank of America NA	31,653,286	(277,871)
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	555,510	(5,773,171)
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs Bank USA	1,187,000	(14,457,660)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	1,710,035	(12,432,467)
Strike Price USD 78.44, Expires 9/21/12, Broker JPMorgan Chase Bank NA	575,269	(2,045,293)
Russell 2000 Index:
Strike Price USD 540.23, Expires 3/16/12, Broker Goldman Sachs International	147,216	(35,332)
Strike Price USD 609.88, Expires 4/20/12, Broker Goldman Sachs International	83,786	(306,657)
Strike Price USD 611.72, Expires 5/18/12, Broker Morgan Stanley International	69,602	(487,632)
Strike Price USD 616.72, Expires 6/12/12, Broker Credit Suisse International	115,102	(1,167,655)
Strike Price USD 620.24, Expires 7/20/12, Broker BNP Paribas Securities	57,686	(881,194)
Strike Price USD 621.07, Expires 9/13/12, Broker Bank of America NA	136,306	(2,965,119)
S&P/ASX 200 Index:
Strike Price AUD 3,342.40, Expires 2/16/12, Broker JPMorgan Chase Bank NA	19,941	(13,409)
Strike Price AUD 3,551.30, Expires 2/16/12, Broker JPMorgan Chase Bank NA	19,941	(20,406)
Taiwan Taiex Index:
Strike Price TWD 7,758.20, Expires 9/19/12, Broker Citibank NA	258,634	(8,080,165)
Strike Price TWD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	172,940	(4,637,250)
Strike Price TWD 7,557.82, Expires 3/20/13, Broker Citibank NA	176,273	(6,045,265)

Options Written	Contracts	Value
Over-the-Counter Put Options (concluded)
Taiwan Taiex Index (concluded):
Strike Price TWD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	176,500	$(6,583,450)
Strike Price TWD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	89,838	(2,876,067)
Strike Price TWD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	88,250	(3,319,514)
Strike Price TWD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	179,398	(7,274,401)
Tokyo Stock Price Index:
Strike Price JPY 675.45, Expires 6/08/12, Broker Deutsche Bank AG	7,477,292	(1,161,349)
Strike Price JPY 675.00, Expires 6/08/12, Broker Morgan Stanley International	8,163,350	(1,242,710)
		(82,161,441)

	Notional Amount (000)
Over-the-Counter Put Swaptions — 0.0%
Receive a fixed rate of 3.15% and pay a floating rate based on 3- month LIBOR, expiring 4/30/13, Broker Morgan Stanley & Co., Inc.	19,904,958	(548,157)
Total Options Written (Premiums Received – $214,671,345) – (0.4)%		(213,403,458)

Total Investments, Net of Investments
Sold Short and Outstanding Options Written – 100.5%		53,529,343,334
Liabilities in Excess of Other Assets – (0.5)%		(261,894,598)
Net Assets – 100.0%		$53,267,448,736

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$48,770,524,704
Gross unrealized appreciation	$7,446,862,541
Gross unrealized depreciation	(2,467,526,149)
Net unrealized appreciation	$4,979,336,392

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Shares Purchased	Shares Sold	Shares Held at January 31, 2012	Value at January 31, 2012	Realized Gain/Loss	Income
ETFS Gold Trust	1,355,000	—	—	1,355,000	$233,588,450	—	—
ETFS Palladium Trust	462,500	—	—	462,500	31,403,750	—	—
ETFS Platinum Trust	390,600	—	—	390,600	61,269,516	—	—
RHJ International	4,080,524	—	—	4,080,524	18,564,269	—	—
RHJ International - ADR	899,200	—	—	899,200	4,096,305	—	—
The St. Joe Co.	9,125,719	94,700	—	9,220,419	147,250,091	—	—
Tianjin Development Holdings Ltd.	88,279,743	—	—	88,279,743	48,093,080	—	—

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital NYC	$4,811,715	$162,715
Citigroup Global Markets	$13,410,443	$241,856

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(n)	Variable rate security. Rate shown is as of report date.

(o)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(p)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain/Loss	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	$11,679,480	[1]	—	$11,679,480	$11,679,480	—	$1,674
BlackRock Liquidity Series, LLC Money Market Series	$474,898,135	$(124,706,542)[1]		—	350,191,593	$350,191,593	—	$807,927
iShares Gold Trust	12,437,367	—		—	12,437,367	$211,186,492	—	—
iShares Silver Trust	490,150	—		—	490,150	$15,822,042	—	—

[1]	Represents net beneficial interests purchased.

(q)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(r)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(s)	Represents the current yield as of report date.

(t)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (offshore)
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard and Poor’s Depositary Receipts
THB	Thai Baht
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1,296	S&P 500 Index	Chicago Mercantile	March 2012	$423,856,800	$(22,806,817)
4,316	Russell 2000 Mini Index	Chicago Mercantile	March 2012	$341,481,920	(25,586,992)
Total					$(48,393,809)

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	726,345	USD	415,767	Brown Brothers Harriman & Co.	2/01/12	$(48)
CAD	33,539,043	USD	33,454,737	Credit Suisse Securities (USA) LLC	2/01/12	(6,006)
USD	28,079	CAD	28,183	Brown Brothers Harriman & Co.	2/01/12	(28)
USD	20,551,726	EUR	15,666,813	Credit Suisse Securities (USA) LLC	2/01/12	58,757
USD	13,141,239	GBP	8,375,017	Credit Suisse Securities (USA) LLC	2/01/12	(56,119)
USD	136,218	THB	4,238,434	Brown Brothers Harriman & Co.	2/01/12	(837)
NOK	626,617,280	USD	105,405,948	Deutsche Bank AG	2/02/12	1,397,747
NOK	600,302,980	USD	100,981,207	UBS AG	2/02/12	1,337,351
SGD	9,797,268	USD	7,790,449	Brown Brothers Harriman & Co.	2/02/12	(1,548)
USD	3,169,716	BRL	5,518,475	Brown Brothers Harriman & Co.	2/02/12	11,248
USD	56,819	CAD	56,933	Brown Brothers Harriman & Co.	2/02/12	40
USD	12,770,685	GBP	8,105,850	Credit Suisse Securities (USA) LLC	2/02/12	(2,519)
USD	268,749	MYR	821,003	Brown Brothers Harriman & Co.	2/02/12	(1,140)
USD	106,749,111	NOK	626,617,280	Deutsche Bank AG	2/02/12	(54,585)
USD	102,266,266	NOK	600,302,980	UBS AG	2/02/12	(52,292)
USD	188,597	THB	5,869,150	Brown Brothers Harriman & Co.	2/02/12	(1,189)
CHF	67,312,112	EUR	55,264,460	Credit Suisse Securities (USA) LLC	2/03/12	837,795
CHF	65,330,532	EUR	53,637,546	UBS AG	2/03/12	813,131
TWD	1,891,719,500	USD	62,639,719	HSBC Securities	2/03/12	1,297,656

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Foreign currency exchange contracts as of January 31, 2012 were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	212,192	MYR	642,243	Brown Brothers Harriman & Co.	2/03/12	$1,067
USD	160,968	THB	4,998,053	Brown Brothers Harriman & Co.	2/03/12	(651)
USD	63,823,195	TWD	1,891,719,500	HSBC Securities	2/03/12	(114,179)
USD	100,879,851	MXN	1,257,416,900	Citibank NA	2/09/12	4,466,554
CAD	39,874,034	USD	39,140,156	Credit Suisse Securities (USA) LLC	2/16/12	612,769
CAD	51,359,681	USD	50,483,787	Deutsche Bank AG	2/16/12	719,899
USD	127,612,444	EUR	99,360,310	Deutsche Bank AG	2/16/12	(2,359,128)
USD	155,293,694	GBP	100,318,600	JPMorgan Chase Bank NA	2/16/12	(2,770,993)
CHF	101,200,233	EUR	83,464,110	UBS AG	2/17/12	784,530
SGD	109,532,064	USD	85,238,960	HSBC Securities	2/24/12	1,838,786
USD	84,319,098	EUR	66,633,290	Credit Suisse Securities (USA) LLC	2/24/12	(2,844,089)
USD	47,382,924	EUR	35,928,000	Credit Suisse Securities (USA) LLC	2/24/12	385,410
USD	116,100,548	EUR	90,842,500	Deutsche Bank AG	2/24/12	(2,730,773)
USD	52,221,354	GBP	33,227,300	Deutsche Bank AG	2/24/12	(129,175)
USD	94,108,715	GBP	60,586,700	Goldman Sachs & Co.	2/24/12	(1,347,304)
JPY	15,768,326,124	USD	201,640,999	Deutsche Bank AG	3/01/12	5,299,719
JPY	6,711,888,348	USD	85,832,518	UBS AG	3/01/12	2,253,115
USD	55,134,116	MYR	171,015,000	HSBC Securities	3/01/12	(977,800)
KRW	51,017,615,000	USD	45,028,786	Deutsche Bank AG	3/02/12	279,930
USD	127,696,466	EUR	99,933,890	UBS AG	3/02/12	(3,029,015)
USD	208,588,439	GBP	133,485,000	Deutsche Bank AG	3/02/12	(1,709,269)
USD	111,532,992	GBP	71,586,000	JPMorgan Chase Bank NA	3/02/12	(1,246,509)
NOK	626,617,280	USD	106,607,452	Deutsche Bank AG	3/08/12	47,998
NOK	600,302,980	USD	102,130,556	UBS AG	3/08/12	45,982
TWD	1,891,719,500	USD	63,866,290	HSBC Securities	3/09/12	105,724
USD	43,686,623	EUR	33,285,300	Credit Suisse Securities (USA) LLC	3/09/12	144,342
USD	43,630,227	EUR	33,255,000	UBS AG	3/09/12	127,584
USD	175,166,297	JPY	13,430,000,000	UBS AG	3/09/12	(1,105,469)
CNY	1,030,294,732	USD	161,159,000	Credit Suisse Securities (USA) LLC	3/12/12	2,082,172
SGD	107,787,660	USD	88,999,802	JPMorgan Chase Bank NA	3/12/12	(3,307,863)
USD	105,503,898	MYR	327,463,000	HSBC Securities	4/03/12	(1,716,887)
CNH	939,148,559	USD	146,935,640	UBS AG	4/11/12	1,879,267
USD	173,648,849	AUD	169,990,650	Credit Suisse Securities (USA) LLC	4/16/12	(5,367,870)
JPY	5,070,000,000	USD	65,419,355	Credit Suisse Securities (USA) LLC	5/14/12	1,186,467
USD	199,992,157	JPY	15,300,000,000	Credit Suisse Securities (USA) LLC	5/14/12	(1,007,661)
USD	4,035,171	AUD	3,924,500	Goldman Sachs & Co.	5/15/12	(85,549)
AUD	165,240,000	USD	161,282,502	JPMorgan Chase Bank NA	11/15/12	9,220,125
USD	171,189,014	AUD	169,164,606	Goldman Sachs & Co.	11/15/12	(3,363,211)
USD	161,489,052	AUD	165,240,000	JPMorgan Chase Bank NA	11/15/12	(9,013,575)
Total						$(7,168,116)

•	Interest rate swaps outstanding as of January 31, 2012 were as follows:

Fixed Rate		Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.65	% (1)	3-Month LIBOR	Morgan Stanley & Co., Inc.	7/25/13	$1,645	$1,736
0.65	% (1)	3-Month LIBOR	Morgan Stanley & Co., Inc.	7/25/13	$3,316	(7,200)
1.63	% (2)	3-Month LIBOR	UBS AG	9/12/15	$702,956	3,881,723
1.57	% (2)	3-Month LIBOR	UBS AG	9/15/15	$674,785	3,270,616
1.56	% (2)	3-Month LIBOR	Bank of America NA	9/23/15	$683,659	3,162,333
1.84	% (1)	3-Month LIBOR	Morgan Stanley & Co., Inc.	7/25/16	$17,911	(759,810)
1.84	% (1)	3-Month LIBOR	Morgan Stanley & Co., Inc.	7/25/16	$10,203	(172,618)
Total						$9,376,780

(1)	Fund pays a fixed interest rate and receives floating rate.

(2)	Fund pays a floating interest rate and receives fixed rate.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

•	Total return swaps outstanding as of January 31, 2012 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
HSCEI Dividend Point Index
Futures December 2012	Receives	HKD	202,423,000	Citibank NA	12/27/12	HKD	12	$1,009,492
SGX Nikkei Stock Average
Dividend Point Index
Futures December 2012	Receives	JPY	1,600,668,300	Citibank NA	3/29/13	JPY	1	1,954,850
SGX Nikkei Stock Average
Dividend Point Index
Futures December 2013	Receives	JPY	2,500,656,200	Citibank NA	3/31/14	JPY	2	2,966,245
Total								$5,930,587

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$62,694,145	—	—	$62,694,145
Australia	—	$617,338,120	—	617,338,120
Austria	—	11,028,405	—	11,028,405
Belgium	—	22,660,574	—	22,660,574
Brazil	1,311,768,679	—	—	1,311,768,679
Canada	1,466,584,942	—	$24,570	1,466,609,512
Chile	27,137,880	—	—	27,137,880
China	18,168,854	593,027,797	—	611,196,651
Egypt	30,242,148	—	—	30,242,148
France	128,111,331	665,831,565	—	793,942,896
Germany	11,069,517	1,214,263,061	—	1,225,332,578
Hong Kong	—	355,916,833	—	355,916,833
India	—	260,339,168	—	260,339,168
Indonesia	—	55,008,705	—	55,008,705
Ireland	39,431,027	—	—	39,431,027
Israel	139,627,780	—	—	139,627,780
Italy	—	252,230,845	—	252,230,845
Japan	—	3,666,318,754	—	3,666,318,754

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Kazakhstan	58,968,365	257,886	—	59,226,251
Luxembourg	—	7,345,801	—	7,345,801
Malaysia	—	214,582,913	—	214,582,913
Mexico	128,168,561	—	—	128,168,561
Netherlands	37,647578	170,186,504	—	207,834,082
Norway	—	119,296,065	—	119,296,065
Philippines	24,582,240	—	—	24,582,240
Portugal	—	13,890,637	—	13,890,637
Russia	318,588,990	152,401,129	—	470,990,119
Singapore	—	447,423,726	—	447,423,726
South Africa	125,141,393	25,172,640	—	150,314,033
South Korea	116,080,426	334,766,362	—	450,846,788
Spain	12,404,677	104,668,464	—	117,073,141
Sweden	—	46,907,575	—	46,907,575
Switzerland	32,383,053	485,391,963	—	517,775,016
Taiwan	67,892,695	240,911,942	—	308,804,637
Thailand	148,123,290	—	—	148,123,290
Turkey	—	132,395,529	—	132,395,529
United Kingdom	434,679,521	1,135,511,090	—	1,570,190,611
United States	17,921,987,105	—	—	17,921,987,105
Corporate Bonds	—	2,936,624,855	289,227,083	3,225,851,938
Floating Rate Loan Interests	—	—	170,328,861	170,328,861
Foreign Agency Obligations	—	4,572,472,909	—	4,572,472,909
Non-Agency Mortgage-Backed Securities	—	48,922,686	—	48,922,686
US Treasury Obligations	—	4,211,230,957		4,211,230,957
Investment Companies	1,216,439,099	4,812,005	—	1,221,251,104
Preferred Securities	409,965,189	199,725,560	—	609,690,749
Warrants	13,836,132	22	—	13,836,154
Short-Term Securities:
Foreign Agency Obligations	—	774,194,221	—	774,194,221
Money Market Funds	11,679,480	350,191,593	—	361,871,073
Time Deposits	—	823,616	—	823,616
US Treasury Obligations	—	4,401,747,176	—	4,401,747,176
Total	$24,313,404,097	$28,845,819,653	$459,580,514	$53,618,804,264

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$87,730,462	$11,822,231	$37,610,862	$137,163,555
Foreign currency exchange contracts	—	37,235,165	—	37,235,165
Interest rate contracts	—	10,316,408	—	10,316,408
Liabilities:
Equity contracts	(144,471,461)	(7,302,016)	(116,766,073)	(268,539,550)
Foreign currency exchange contracts	—	(44,403,281)	—	(44,403,281)
Interest rate contracts	—	(1,487,785)	—	(1,487,785)
Total	$(56,740,999)	$6,180,722	$(79,155,211)	$(129,715,488)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	20

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Balance, as of October 31, 2011	$24,716	$415,210,941	$177,519,138	$592,754,795
Accrued discounts/ premiums	—	278,381	260,964	539,345
Net realized gain (loss)	—	(103,425)	75,267	(28,158)
Net change in unrealized appreciation/ depreciation[2]	(146)	(97,555,613)	(450,105)	(98,005,864)
Purchases	—	—	1,286,562	1,286,562
Sales	—	(62,840,039)	(8,362,965)	(71,203,004)
Transfers in3	—	34,236,838	—	34,236,838
Transfers out[3]	—	—	—	—
Balance, as of January 31, 2012	$24,570	$289,227,083	$170,328,861	$459,580,514

[2]	Included in the related net change in unrealized appreciation/depreciation. The change in unrealized appreciation/depreciation on investments still held at January 31, 2012 was $(32,522,321).
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Equity Contract
	Assets	Liabilities	Total
Balance, as of October 31, 2011	$50,531,861	$(158,461,863)	$(107,930,002)
Accrued discounts/ premium	—	—	—
Net realized gain (loss)	(22,630,225)	23,224,443	594,218
Net change in unrealized appreciation/ depreciation[4]	(22,708,827)	42,807,789	20,098,962
Purchases	36,744,183	—	36,744,183
Issuances[5]	—	(33,767,854)	(33,767,854)
Sales	(4,326,130)	—	(4,326,130)
Settlements[6]	—	9,431,412	9,431,412
Transfers in7	—	—	—
Transfers out[7]	—	—	—
Total	$37,610,862	$(116,766,073)	$(79,155,211)

[4]

Included in the related net change in unrealized appreciation/depreciation. The change in unrealized appreciation/depreciation on derivative financial instruments still held at January 31, 2012 was $(3,919,743).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JANUARY 31, 2012	21

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: March 23, 2012